Note 15 - Stock-based Compensation (Details Textual)	12 Months Ended
	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) shares
Statement Line Items [Line Items]
Option life, share options granted	3.5
Expense from share-based payment transactions	$ 81,000	$ 348,000
Number of share options granted in share-based payment arrangement	10,000	0
Risk free interest rate, share options granted	2.94%
Expected volatility, share options granted	29.60%
Weighted average fair value per option, share options granted (in CAD per share) | $ / shares	$ 3.33
Shares issued from stock option exercises (in shares) | shares	6,775	38,153
Increase (decrease) through exercise of options, equity	$ 108,000	$ 607,000
Expected dividend as percentage, share options granted	0.67%
Options vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting first anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting second anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	5